UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.J. Schmidt Investment Management, Inc.
Address: W62 N570 Washington Avenue

         Cedarburg, WI 53012

13F File Number:28-5266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Patrick N. Sommerfield
Title:    Vice-President
Phone:    (262) 377-0484
Signature, Place, and Date of Signing:

    Patrick N. Sommerfield  Cedarburg, WI   May 3, 2012
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:    89

Form 13F Information Table Entry Total:       $217,444,000


List of Other Included Managers:

NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          cs               88579y101     1360 15250.00 SH       Sole                                   15250.00
Abbott Laboratories            cs               002824100     5948 97040.20 SH       Sole                                   97040.20
Altria Group Inc               cs               02209s103      850 27537.00 SH       Sole                                   27537.00
Amazon.com Inc                 cs               023135106      256  1266.00 SH       Sole                                    1266.00
American Electric Power Inc    cs               025537101     1529 39625.00 SH       Sole                                   39625.00
Analog Devices Inc             cs               032654105      229  5660.00 SH       Sole                                    5660.00
Apple Inc                      cs               037833100      737  1229.00 SH       Sole                                    1229.00
AT&T Inc                       cs               00206r102     5945 190374.00SH       Sole                                  190374.00
Automatic Data Processing Inc  cs               053015103      753 13650.00 SH       Sole                                   13650.00
Baker Hughes Inc               cs               057224107      293  6980.00 SH       Sole                                    6980.00
Bank Montreal Que              cs               063671101      522  8780.00 SH       Sole                                    8780.00
Barrick Gold Corp              cs               067901108     5717 131494.12SH       Sole                                  131494.12
Baxter Intl Inc                cs               071813109      262  4382.00 SH       Sole                                    4382.00
BCE Inc                        cs               05534b760     2076 51815.00 SH       Sole                                   51815.00
Becton Dickinson & Co          cs               075887109      479  6175.00 SH       Sole                                    6175.00
Bristol-Myers Squibb Co        cs               110122108     5294 156845.00SH       Sole                                  156845.00
Caterpillar Inc                cs               149123101     2498 23455.00 SH       Sole                                   23455.00
CenterPoint Energy Inc         cs               15189t107      278 14095.00 SH       Sole                                   14095.00
Chesapeake Energy Corp         cs               165167107      576 24855.00 SH       Sole                                   24855.00
Chevron Corp                   cs               166764100     8665 80819.00 SH       Sole                                   80819.00
Cisco Systems Inc              cs               17275r102      375 17750.00 SH       Sole                                   17750.00
Coca-Cola Co                   cs               191216100     1665 22500.00 SH       Sole                                   22500.00
Colgate Palmolive Co           cs               194162103      312  3189.00 SH       Sole                                    3189.00
ConocoPhillips                 cs               20825c104      953 12540.00 SH       Sole                                   12540.00
Corning Inc                    cs               219350105      168 11900.00 SH       Sole                                   11900.00
CSX Corp                       cs               126408103      482 22380.00 SH       Sole                                   22380.00
Cummins Inc                    cs               231021106      220  1830.00 SH       Sole                                    1830.00
CVS Caremark Corporation       cs               126650100      296  6600.00 SH       Sole                                    6600.00
Deere & Co                     cs               244199105     2384 29470.00 SH       Sole                                   29470.00
Dominion Resources Inc VA      cs               25746u109     4319 84346.94 SH       Sole                                   84346.94
Du Pont E I de Nemours & Co    cs               263534109     4190 79199.00 SH       Sole                                   79199.00
Duke Energy Corp               cs               26441c105     3917 186457.77SH       Sole                                  186457.77
EMC Corp MA                    cs               268648102     2926 97925.00 SH       Sole                                   97925.00
Emerson Electric Co            cs               291011104     4525 86728.62 SH       Sole                                   86728.62
Exxon Mobil Corp               cs               30231g102     7225 83309.72 SH       Sole                                   83309.72
First American Bankshares      cs                              806  1260.00 SH       Sole                                    1260.00
General Dynamics Corp          cs               369550108      203  2770.00 SH       Sole                                    2770.00
General Electric Co            cs               369604103     1829 91133.00 SH       Sole                                   91133.00
General Mills Inc              cs               370334104     3151 79862.00 SH       Sole                                   79862.00
Genuine Parts Co               cs               372460105     2886 45995.00 SH       Sole                                   45995.00
Goldcorp Inc                   cs               380956409     7419 164653.02SH       Sole                                  164653.02
Grainger W W Inc               cs               384802104     2246 10455.00 SH       Sole                                   10455.00
Gulf Keystone Petroleum Ltd    cs               g4209g108       63 15000.00 SH       Sole                                   15000.00
Heinz H J Co                   cs               423074103      613 11440.00 SH       Sole                                   11440.00
Hewlett Packard Co             cs               428236103      702 29463.00 SH       Sole                                   29463.00
Honeywell Intl Inc             cs               438516106     2202 36065.00 SH       Sole                                   36065.00
Illinois Tool Works Inc        cs               452308109     5033 88120.00 SH       Sole                                   88120.00
Intel Corp                     cs               458140100      962 34210.00 SH       Sole                                   34210.00
International Business Machine cs               459200101     1040  4985.00 SH       Sole                                    4985.00
Johnson & Johnson              cs               478160104     5683 86159.10 SH       Sole                                   86159.10
Johnson Controls Inc           cs               478366107      344 10602.00 SH       Sole                                   10602.00
Kellogg Co                     cs               487836108     2173 40513.00 SH       Sole                                   40513.00
Kimberly Clark Corp            cs               494368103      654  8854.00 SH       Sole                                    8854.00
Kohls Corp                     cs               500255104      249  4970.00 SH       Sole                                    4970.00
McDonalds Corp                 cs               580135101     5349 54523.42 SH       Sole                                   54523.42
Merck & Co Inc                 cs               58933y105     4786 124636.04SH       Sole                                  124636.04
Newmont Mining Corp            cs               651639106     2512 49000.00 SH       Sole                                   49000.00
NextEra Energy Inc             cs               65339f101     3368 55133.23 SH       Sole                                   55133.23
Norfolk Southern Corp          cs               655844108      586  8905.00 SH       Sole                                    8905.00
Northern States Financial Corp cs               665751103        8 11250.00 SH       Sole                                   11250.00
Occidental Petroleum Corp      cs               674599105     5010 52604.71 SH       Sole                                   52604.71
Oracle Corp                    cs               68389x105     2207 75670.00 SH       Sole                                   75670.00
PepsiCo Inc                    cs               713448108     5799 87392.68 SH       Sole                                   87392.68
Pfizer Inc                     cs               717081103      300 13243.00 SH       Sole                                   13243.00
Philip Morris Intl Inc         cs               718172109     5465 61680.00 SH       Sole                                   61680.00
Procter & Gamble Co            cs               742718109     6180 91949.00 SH       Sole                                   91949.00
Quad / Graphics Inc Cl A       cs               747301109      795 57228.00 SH       Sole                                   57228.00
Qualcomm Inc                   cs               747525103     1011 14855.00 SH       Sole                                   14855.00
Schlumberger Ltd               cs               806857108     4554 65122.04 SH       Sole                                   65122.04
Seadrill Limited               cs               g7945e105     1578 42075.00 SH       Sole                                   42075.00
Southern Co                    cs               842587107     2375 52862.24 SH       Sole                                   52862.24
Suncor Energy Inc              cs               867224107      966 29555.00 SH       Sole                                   29555.00
Sysco Corp                     cs               871829107     1516 50783.00 SH       Sole                                   50783.00
Union Pacific Corp             cs               907818108     3610 33583.67 SH       Sole                                   33583.67
United Technologies Corp       cs               913017109      255  3070.00 SH       Sole                                    3070.00
Verizon Communications Inc     cs               92343v104     5738 150085.00SH       Sole                                  150085.00
Walgreen Co                    cs               931422109     3855 115100.53SH       Sole                                  115100.53
Wisconsin Energy Corp          cs               976657106      726 20631.00 SH       Sole                                   20631.00
Yum Brands Inc                 cs               988498101     5556 78060.00 SH       Sole                                   78060.00
BP PLC Sp ADR                  ad               055622104      259  5746.00 SH       Sole                                    5746.00
Diageo PLC Sp ADR              ad               25243q205      651  6745.00 SH       Sole                                    6745.00
GlaxoSmithKline PLC Sp ADR     ad               37733w105     4133 92020.00 SH       Sole                                   92020.00
Nestle SA Sp ADR               ad               641069406     4095 65158.00 SH       Sole                                   65158.00
Novartis AG Sp ADR             ad               66987v109     3134 56559.00 SH       Sole                                   56559.00
PetroChina Co Ltd Sp ADR       ad               71646e100     3544 25220.00 SH       Sole                                   25220.00
Royal Dutch Shell PLC Sp ADR B ad               780259107     5707 80805.00 SH       Sole                                   80805.00
Total SA Sp ADR                ad               89151e109      210  4110.00 SH       Sole                                    4110.00
Companhia de Bebidas das Ameri ar               20441w203     4226 102280.00SH       Sole                                  102280.00
Market Vectors ETF Tr Gold Min ui               57060u100      898 18125.00 SH       Sole                                   18125.00

											FORM 13F INFORMATION TABLE